BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 6,001,619	$ 4,758,772
Later than 1 year
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	5,387,563	4,411,393
Less than 1 year
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 614,056	$ 347,379